Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value and Fair Value Hierarchy of Financial Instruments (Details) [Line Items]
Non-current financial asset	$ 600,000	$ 600,000
Financial liabilities		27,403,211	29,504,114
Level 1 [Member]
Fair Value and Fair Value Hierarchy of Financial Instruments (Details) [Line Items]
Financial liabilities
Fair value financial instrument
Level 2 [Member]
Fair Value and Fair Value Hierarchy of Financial Instruments (Details) [Line Items]
Financial liabilities
Fair value financial instrument
Level 3 [Member]
Fair Value and Fair Value Hierarchy of Financial Instruments (Details) [Line Items]
Financial liabilities
Fair value financial instrument